SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and cash equivalents	$ 225,850	$ 497,241	$ 840,913
Restricted cash and cash equivalents—current	10,600	0	4,365
Restricted cash and cash equivalents—non-current	77,459	25,000	4,000
Cash, cash equivalents and restricted cash and cash equivalents	$ 313,909	$ 522,241	$ 849,278	$ 89,832